ACCRUED WARRANTY COSTS	9 Months Ended
Sep. 30, 2013
ACCRUED WARRANTY COSTS
12.	ACCRUED WARRANTY COSTS

The Group’s warranty activity is summarized below:

	Nine Months Ended September 30,
	2012	2013	2013
	(RMB’000)	(RMB’000)	(US$’000)
	(unaudited)	(unaudited)
Beginning balance	162,133	177,869	29,063
Warranty provision	25,983	31,226	5,102
Warranty reversal	(9,569)	(9,605)	(1,569)
Warranty claims	(7,077)	(24,413)	(3,989)

Ending balance	171,470	175,077	28,607

The accrued warranty costs of RMB175,077,000 (US$28,607,353) was included in “Accrued expenses and other liabilities” in these interim condensed consolidated financial statements as of September 30, 2013.